Pensions and other post-retirement benefits - Sensitivity analysis and actuarial assumptions (Details) $ in Millions	Dec. 31, 2020 USD ($)
United Kingdom | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	$ (274)
Effect on pension and other post-retirement benefit expense in 2021, Decrease	198
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	(5,658)
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	7,690
United Kingdom | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	145
Effect on pension and other post-retirement benefit expense in 2021, Decrease	(116)
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	5,337
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	(4,482)
United Kingdom | Salary growth
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	31
Effect on pension and other post-retirement benefit expense in 2021, Decrease	(27)
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	670
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	(585)
US | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	(51)
Effect on pension and other post-retirement benefit expense in 2021, Decrease	36
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	(1,272)
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	1,556
US | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	10
Effect on pension and other post-retirement benefit expense in 2021, Decrease	(8)
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	66
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	(55)
US | Salary growth
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	12
Effect on pension and other post-retirement benefit expense in 2021, Decrease	(10)
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	82
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	(69)
Eurozone | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	(2)
Effect on pension and other post-retirement benefit expense in 2021, Decrease	(11)
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	(1,149)
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	1,452
Eurozone | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	35
Effect on pension and other post-retirement benefit expense in 2021, Decrease	(28)
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	1,025
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	(870)
Eurozone | Salary growth
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2021, Increase	7
Effect on pension and other post-retirement benefit expense in 2021, Decrease	(7)
Effect on pension and other post-retirement benefit obligation at 31, December 2020, Increase	91
Effect on pension and other post-retirement benefit obligation at 31 December 2020, Decrease	$ (89)